Condensed Interim Consolidated Statements of Operations Unaudited - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2023
Operating and formation costs					$ 8,687	$ 1,666,371
Loss from operations	$ (1,259)	$ (293)	$ (2,464)	$ (1,031)	(8,687)	(1,666,371)
Other income
Interest income on investments held in Trust Account						5,216,421
Change in fair value of Forward Purchase Agreement	4,026		4,026			6,160,000
Total other expense (income)	4,047	(24)	3,999	(228)		11,376,421
Income (loss) before income taxes	(5,306)	(269)	(6,463)	(803)	(8,687)	9,710,050
Income tax expense						(1,095,448)
Net income (loss)	$ (5,306)	$ (269)	$ (6,463)	$ (803)	$ (8,687)	$ 8,614,602
Basic weighted average Common shares outstanding (in Shares)	11,698,789	6,306,496	8,075,238	6,142,893
Basic net income (loss) per share, Common shares (in Dollars per share)	$ (0.45)	$ (0.04)	$ (0.8)	$ (0.13)
Operating expenses
Research and development	$ 270	$ 138	$ 635	$ 497
General and administrative	989	155	1,829	534
Total operating expenses	1,259	293	2,464	1,031
Other income (expense)	6	(45)	(222)	(271)
Interest expense, net	$ 15	$ 21	$ 195	$ 43
Class A Ordinary Shares
Other income
Basic weighted average Common shares outstanding (in Shares)						10,668,603
Basic net income (loss) per share, Common shares (in Dollars per share)						$ 0.55
Class B Ordinary Shares
Other income
Basic weighted average Common shares outstanding (in Shares)					2,850,155	4,935,622
Basic net income (loss) per share, Common shares (in Dollars per share)					$ 0	$ 0.55